SHARE-BASED COMPENSATION - Share option activity (Details) - Outstanding weighted average share options	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Number of shares
Outstanding at beginning of the period (in shares) | shares	18,513,407	18,513,407	25,754,673	25,754,673	32,330,838	32,330,838
Granted (in shares) | shares	10,429,567	10,429,567	1,266,357	1,266,357	6,700,665	6,700,665
Forfeited (in shares) | shares	(1,353,071)	(1,353,071)	(1,681,323)	(1,681,323)	(9,794,727)	(9,794,727)
Exercised (in shares) | shares	(933,285)	(933,285)	(6,826,300)	(6,826,300)	(3,482,103)	(3,482,103)
Outstanding at end of the period (in shares) | shares	26,656,618	26,656,618	18,513,407	18,513,407	25,754,673	25,754,673	32,330,838	32,330,838
Number of shares vested and expected (in shares) | shares	26,656,618	26,656,618							26,656,618
Number of shares exercisable (in shares) | shares	26,326,469	26,326,469							26,326,469
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share) | $ / shares	$ 0.75		$ 1.79		$ 1.79
Granted (in dollars per share) | $ / shares	0.00		0.01		0.01
Forfeited (in dollars per share) | $ / shares	0.81		1.34		1.17
Exercised (in dollars per share) | $ / shares	0.01		0.36		0.08
Outstanding at end of the period (in dollars per share) | $ / shares	0.48		$ 0.75		$ 1.79		$ 1.79
Weighted-average exercise price vested and expected (in dollars per share) | $ / shares	0.48	$ 0.48
Weighted-average exercise price exercisable (in dollars per shares) | $ / shares	$ 0.45	$ 0.45
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (in years)	6 years 9 months 29 days	6 years 9 months 29 days	6 years 3 days	6 years 3 days	6 years 2 months 4 days	6 years 2 months 4 days	6 years 9 months 21 days	6 years 9 months 21 days
Weighted average remaining contractual term vested and expected (in years)	6 years 9 months 29 days	6 years 9 months 29 days
Weighted average remaining contractual term exercisable (in years)	6 years 9 months 29 days	6 years 9 months 29 days
Aggregate intrinsic value
Aggregate intrinsic value			$ 2,405,170	$ 2,405,170	$ 3,974,570	$ 3,974,570	$ 25,530,990	$ 25,530,990	¥ 9,585,960
Aggregate intrinsic value vested and expected | $	$ 9,585,960	$ 9,585,960
Aggregate intrinsic value exercisable | $	$ 9,435,950	$ 9,435,950
Weighted average fair value
Outstanding at beginning of the period (in dollars per share) | ¥ / shares		$ 1.23		$ 1.20		$ 1.58
Granted (in dollars per share) | ¥ / shares		0.13		0.57		0.39
Forfeited (in dollars per share) | ¥ / shares		0.33		2.58		2.13
Exercised (in dollars per share) | ¥ / shares		0.34		0.67		0.59
Outstanding at end of the period (in dollars per share) | ¥ / shares		$ 0.88		$ 1.23		$ 1.20		$ 1.58
Weighted average fair value of options vested and expected to vest(in dollars per shares) | ¥ / shares									¥ 0.88
Weighted average fair value of options exercisable (in dollars per shares) | ¥ / shares									¥ 0.82